UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    July 25, 2006
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        42

Form 13F Information Table Value Total:        $221300
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA CL A     COM              G1150G111     5232   184750 SH       Sole                    11000            173750
ALBERTO CULVER CO              COM              013068101     5099   104651 SH       Sole                     6000             98651
AMERICAN INTL GROUP COM        COM              026874107     5979   101250 SH       Sole                     4300             96950
AMGEN INC COM                  COM              031162100     7877   120756 SH       Sole                     4200            116556
AT&T CORP COM                  COM              00206R102      205     7352 SH       Sole                                       7352
BED BATH & BEYOND INC COM      COM              075896100     5425   163550 SH       Sole                     6800            156750
BICO INC COM                   COM              088766100        0    22728 SH       Sole                                      22728
CENTEX CORP COM                COM              152312104     5465   108639 SH       Sole                     4200            104439
CISCO SYS INC COM              COM              17275R102     7163   366763 SH       Sole                    15800            350963
CITIGROUP INC COM              COM              172967101      230     4766 SH       Sole                                       4766
COSTCO WHSL CORP NEW COM       COM              22160K105     1074    18800 SH       Sole                                      18800
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       Sole                                      28145
DU PONT E I DE NEMOURS COM     COM              263534109      756    18184 SH       Sole                                      18184
DUKE ENERGY HOLDING CORPORATIO COM              26441C105     3498   119106 SH       Sole                                     119106
EXXON MOBIL CORP COM           COM              30231G102     9769   159237 SH       Sole                     5500            153737
FISERV INC COM                 COM              337738108     6674   147125 SH       Sole                     7700            139425
GENERAL DYNAMICS CORP COM      COM              369550108     8494   129753 SH       Sole                     5200            124553
GENERAL ELEC CO COM            COM              369604103     8042   243991 SH       Sole                     9600            234391
HOME DEPOT INC COM             COM              437076102     6994   195416 SH       Sole                     7600            187816
ILLINOIS TOOL WKS INC COM      COM              452308109     7420   156219 SH       Sole                     6000            150219
INTERNATIONAL BUS MACH COM     COM              459200101     5425    70620 SH       Sole                     3100             67520
J P MORGAN CHASE & CO COM      COM              46625H100      399     9500 SH       Sole                                       9500
JOHNSON & JOHNSON COM          COM              478160104     8853   147755 SH       Sole                     5500            142255
JOHNSON CTLS INC COM           COM              478366107      861    10475 SH       Sole                                      10475
KINDER MORGAN ENERGY UT LTD PA COM              494550106      469    10207 SH       Sole                                      10207
LEGG MASON INC                 COM              524901105     7115    71491 SH       Sole                     3150             68341
MARRIOTT INTL CL A             COM              571903202     6801   178400 SH       Sole                     9000            169400
MCGRAW HILL COS INC COM        COM              580645109     7470   148707 SH       Sole                     6200            142507
MEDTRONIC INC COM              COM              585055106     7137   152117 SH       Sole                     6000            146117
MICROSOFT CORP COM             COM              594918104     6188   265582 SH       Sole                    10800            254782
ORACLE CORP COM                COM              68389X105      246    16950 SH       Sole                                      16950
PEPSICO INC COM                COM              713448108     7936   132175 SH       Sole                     5000            127175
STAPLES INC COM                COM              855030102     7164   294200 SH       Sole                    14250            279950
STRYKER CORP COM               COM              863667101     6380   151500 SH       Sole                     6600            144900
T ROWE PRICE GROUP INC         COM              74144T108     8219   217383 SH       Sole                     9000            208383
TEXAS INSTRS INC COM           COM              882508104     6334   209100 SH       Sole                    11000            198100
UNITED TECHNOLOGIES CP COM     COM              913017109     6767   106700 SH       Sole                     4700            102000
UNITEDHEALTH GROUP INC         COM              91324P102     6876   153550 SH       Sole                     6100            147450
WAL MART STORES INC COM        COM              931142103      426     8849 SH       Sole                                       8849
WALGREEN CO COM                COM              931422109     7395   164925 SH       Sole                     6000            158925
WELLS FARGO & CO COM           COM              949746101     9494   141532 SH       Sole                     4500            137032
BP P L C SPONSORED ADR         ADR              055622104     7950   114213 SH       Sole                     4700            109513